Note 9 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2019	2020	2021
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(38,085)	$(60,973)	$(64,179)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	24,645,714	29,984,284	39,023,643

Net loss per share —basic and diluted	$(1.55)	$(2.03)	$(1.64)